PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Other provisions [abstract]
Schedules of provisions

a) Provisions
	As at December 31, 2022	As at December 31, 2021
Environmental rehabilitation (“PER”)	$2,013	$2,559
Post-retirement benefits	46	48
Share-based payments	14	17
Other employee benefits	36	42
Other	102	102
	$2,211	$2,768

b) Environmental Rehabilitation
	2022	2021
At January 1	$2,725	$3,081
PERs divested during the year	—	(265)
Closed Sites
Impact of revisions to expected cash flows recorded in earnings	(117)	44
Settlements
Cash payments	(102)	(89)
Settlement gains	(5)	(6)
Accretion	23	18
Operating Sites
PER revisions in the year	(317)	(42)
Settlements
Cash payments	(43)	(44)
Settlement gains	(3)	(2)
Accretion	43	30
At December 31	$2,204	$2,725
Current portion (note 24)	(191)	(166)
	$2,013	$2,559